March 5, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Multi Asset Credit Fund (the “Fund”)
Registration	Statement on Form N-2 811-23937; 333-

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of John Hancock Multi Asset Credit Fund (the “Fund”), is the Fund’s registration statement on Form N-2 (the “Registration Statement”), relating to the Fund’s establishment as a registered investment company. The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Fund is a newly-organized closed-end management investment company and is organized as a Massachusetts Business Trust, which intends to make an offer of securities upon effectiveness of the Registration Statement. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

Questions should be directed to the undersigned at bseel@jhancock.com; Mark Goshko of K&L Gates at 617-261-3163 or mark.goshko@klgates.com; George Zornada of K&L Gates at 617-261-3231 or george.zornada@klgates.com; or Pablo Javier Man of K&L Gates at 617-951-9209 or pablo.man@klgates.com.

Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Assistant Secretary bseel@jhancock.com

cc:	Mark Goshko, Esq.

George Zornada, Esq.

Pablo Man, Esq.

200 Berkeley Street, Boston, Massachusetts 02116